Borrowings - Summary of Borrowing (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Borrowings.
Other borrowings (Note (i))			¥ 5,493
Bank borrowings (Note (ii))	¥ 15,153		50,000
Current portion of other borrowings (Note (i))	4,401		8,583
Current borrowings and current portion of non-current borrowings	19,554	$ 3,068	58,583
Total	¥ 19,554		¥ 64,076